Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories other than work in progress
Inventories stated at net realizable value	$ 171	$ 59
Current Inventories [member]
Disclosure of inventories [line items]
Prepayments	105	123
Raw materials and consumables	2,478	2,387
Work in progress	405	363
Finished goods	1,257	1,215
Goods purchased for resale	182	146
Inventories	$ 4,427	$ 4,234